DoubleLine Floating Rate Fund

Schedule of Investments

December 31, 2022 (Unaudited)

Principal Amount $/Shares	Security Description	Rate	Maturity	Value $
Bank Loans - 85.8%
Aerospace & Defense - 4.3%
890,000	AAdvantage Loyalty IP Ltd., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.75%, 0.75% Floor)	8.99%	04/20/2028	887,637
542,275	Air Canada, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.50%, 0.75% Floor)	8.13%	08/11/2028	537,614
861,651	American Airlines, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%)	6.14%	01/29/2027	820,106
1,633,662	Brown Group Holding LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.50%, 0.50% Floor)	6.88%	06/07/2028	1,606,666
311,461	Dynasty Acquisition Company, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%)	7.92%	04/06/2026	297,688
579,318	Dynasty Acquisition Company, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.50%)	7.92%	04/06/2026	553,700
660,013	Echo Global Logistics, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%, 0.50% Floor)	7.57%	11/24/2028	622,062
594,804	Kestrel Bidco, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%, 1.00% Floor)	7.35%	12/11/2026	545,641
564,300	KKR Apple Bidco LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%, 0.50% Floor)	7.13%	09/22/2028	557,466
405,000	Mileage Plus Holdings LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 5.25%, 1.00% Floor)	10.00%	06/21/2027	417,302
1,723,779	Peraton Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%, 0.75% Floor)	8.13%	02/01/2028	1,686,434
370,000	SkyMiles IP Ltd., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.75%, 1.00% Floor)	7.99%	10/20/2027	377,840
389,025	Spirit AeroSystems, Inc. (1 Month Secured Overnight Financing Rate + 4.50%, 0.50% Floor)	8.82%	01/15/2027	386,473
1,593,029	United Airlines, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.75%, 0.75% Floor)	8.11%	04/21/2028	1,577,434

				10,874,063

Automotive - 1.7%
532,325	American Tire Distributors, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 6.25%, 0.75% Floor)	10.61%	10/20/2028	489,739
1,007,188	Clarios Global LP, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%)	7.63%	04/30/2026	990,403
1,453,375	Mavis Tire Express Services Topco Corporation, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 4.00%, 0.75% Floor)	8.50%	05/04/2028	1,390,306
597,911	PAI HoldCo, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.75%, 0.75% Floor)	8.16%	10/28/2027	530,276
848,044	Wand NewCo, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%)	7.38%	02/05/2026	806,396
358,923	Wheel Pros, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.50%, 0.75% Floor)	8.82%	05/11/2028	245,371

				4,452,491

Beverage and Tobacco - 0.5%
1,471,884	Triton Water Holdings, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.50%, 0.50% Floor)	8.23%	03/31/2028	1,373,820

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $

Building and Development (including Steel/Metals) - 1.7%
393,283	Foresight Energy LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 8.00%, 1.50% Floor)	12.73	% (a)	06/30/2027	393,283
	Grinding Media, Inc., Senior Secured First Lien Term Loan	8.77%		10/12/2028
166,634	(3 Month LIBOR USD + 4.00%, 0.75% Floor)	8.77%		10/12/2028	155,802
265,232	(3 Month LIBOR USD + 4.00%, 0.75% Floor)	7.70%		10/12/2028	247,992
333,447	(6 Month LIBOR USD + 4.00%, 0.75% Floor)	7.70%		10/12/2028	311,773
618,096	LBM Acquisition LLC, Senior Secured First Lien Term Loan (6 Month LIBOR USD + 3.75%, 0.75% Floor)	7.12%		12/17/2027	538,615
618,806	Park River Holdings, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.25%, 0.75% Floor)	6.99%		12/28/2027	543,776
1,058,536	Phoenix Services International LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.75%, 1.00% Floor)	6.67	% (b)	03/03/2025	114,454
1,614,421	SRS Distribution, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%, 0.50% Floor)	7.88%		06/02/2028	1,547,399
477,725	Tecta America Corporation, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 4.25%, 0.75% Floor)	8.69%		04/06/2028	459,810

					4,312,904

Business Equipment and Services - 10.7%
800,738	AlixPartners LLP, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%, 0.50% Floor)	7.13%		02/04/2028	795,377
	Amentum Government Services Holdings LLC, Senior Secured First Lien Term Loan
816,111	(1 Month LIBOR USD + 4.00%)	8.38%		02/01/2027	800,127
271,747	(6 Month LIBOR USD + 4.00%)	8.17%		02/01/2027	266,425
	Amentum Government Services Holdings LLC, Senior Secured First Lien Term Loan
165,699	(3 Month Secured Overnight Financing Rate + 4.00%, 0.50% Floor)	8.77%		02/15/2029	161,867
187,526	(6 Month Secured Overnight Financing Rate + 4.00%, 0.50% Floor)	7.56%		02/15/2029	183,190
	APX Group, Inc., Senior Secured First Lien Term Loan
58	(Prime Rate + 2.25%, 0.50% Floor)	9.75%		07/10/2028	58
622,067	(6 Month LIBOR USD + 3.25%, 0.50% Floor)	6.73%		07/10/2028	616,527
878,442	Camelot US Acquisition Company, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%)	7.38%		10/30/2026	865,815
961,294	Camelot US Acquisition Company, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%, 1.00% Floor)	7.38%		10/30/2026	948,076
783,414	Clear Channel Outdoor Holdings, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.50%)	7.91%		08/21/2026	715,354
928,250	Conair Holdings LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.75%, 0.50% Floor)	7.42%		05/17/2028	785,532
1,841,099	Deerfield Dakota Holding LLC, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.75%, 1.00% Floor)	8.07%		04/09/2027	1,724,023
508,565	Eisner Advisory Group LLC, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 5.25%, 0.75% Floor)	9.69%		07/28/2028	483,137
186,316	Element Materials Technology Group, Inc. (3 Month Secured Overnight Financing Rate + 4.25%, 0.50% Floor)	8.93%		06/22/2029	182,512
403,684	Element Materials Technology Group, Inc. (3 Month Secured Overnight Financing Rate + 4.25%, 0.50% Floor)	8.93%		06/22/2029	395,443
624,415	Endurance International Group, Inc., Senior Secured First Lien Term Loan (6 Month LIBOR USD + 3.50%, 0.75% Floor)	7.72%		02/10/2028	563,535

Principal Amount $/Shares	Security Description	Rate	Maturity	Value $
704,675	FINThrive Software Intermediate Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.00%, 0.50% Floor)	8.38%	12/18/2028	599,562
470,013	First Advantage Holdings LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%)	7.13%	01/29/2027	462,375
1,415,000	Garda World Security Corporation, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.25%)	8.93%	10/30/2026	1,380,332
603,488	Garda World Security Corporation, Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 4.25%)	8.53%	02/01/2029	582,365
485,290	Grab Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.50%, 1.00% Floor)	8.89%	01/29/2026	480,437
984,683	Greeneden US Holdings LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.00%, 0.75% Floor)	8.38%	12/01/2027	947,555
1,155,857	Helios Software Holdings, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.75%)	8.17%	03/13/2028	1,136,837
1,562,150	Hunter Douglas Holding B.V., Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 3.50%, 0.50% Floor)	7.86%	02/26/2029	1,382,362
1,428,250	ION Trading Technologies SARL, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.75%)	8.42%	03/31/2028	1,358,366
317,179	Ivanti Software, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.25%, 0.75% Floor)	9.01%	12/01/2027	252,587
1,197,997	Mitchell International, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.75%, 0.50% Floor)	8.41%	10/16/2028	1,107,530
130,000	Mitchell International, Inc., Senior Secured Second Lien Term Loan (3 Month LIBOR USD + 6.50%, 0.50% Floor)	11.23%	10/15/2029	108,631
1,750,512	Packaging Coordinators Midco, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.50%, 0.75% Floor)	8.23%	11/30/2027	1,664,553
201,370	Pike Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%)	7.39%	01/21/2028	198,931
1,446,242	Prometric Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%, 1.00% Floor)	7.39%	01/29/2025	1,278,124
770,250	Restoration Hardware, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.50%, 0.50% Floor)	6.88%	10/20/2028	710,748
163,255	SMG US Midco, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 2.50%)	6.91%	01/23/2025	159,446
860,575	Spin Holdco, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.00%, 0.75% Floor)	8.77%	03/06/2028	730,198
597,390	SWF Holdings Corporation, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.00%, 0.75% Floor)	8.75%	10/06/2028	490,906
559,350	Tempo Acquisition LLC, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.00%, 0.50% Floor)	7.32%	08/31/2028	558,511
	TGP Holdings LLC, Senior Secured First Lien Delayed-Draw Term Loan
7,734	(1 Month LIBOR USD + 3.25%, 0.75% Floor)	7.32%	06/29/2028	6,224
7,813	(1 Month LIBOR USD + 3.25%, 0.75% Floor)	7.64%	06/29/2028	6,287
237,000	TGP Holdings LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%, 0.75% Floor)	7.32%	06/29/2028	190,719
12,274	The Hillman Group, Inc., Senior Secured First Lien Delayed-Draw Term Loan (1 Month LIBOR USD + 2.75%, 0.50% Floor)	7.14%	07/14/2028	11,939
640,567	The Hillman Group, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%, 0.50% Floor)	7.14%	07/14/2028	623,067
645,481	Trans Union LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.25%, 0.50% Floor)	6.63%	12/01/2028	640,237

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
574,235	Travelport Finance (Luxembourg) SARL, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 1.50%, 1.00% Floor)	5.17%		02/28/2025	576,259
7,023	VT Topco, Inc., Senior Secured First Lien Delayed-Draw Term Loan (1 Month LIBOR USD + 3.75%, 0.75% Floor)	8.13%		08/01/2025	6,827
192,586	VT Topco, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%, 0.75% Floor)	8.13%		08/01/2025	187,210

					27,326,123

Chemicals/Plastics - 4.5%
640,000	Axalta Coating Systems US Holdings, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate USD + 3.00%, 0.50% Floor)	7.32	% (f)	12/20/2029	641,440
905,949	Charter Next Generation, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%, 0.75% Floor)	8.13%		12/01/2027	881,674
355,963	Cyanco Intermediate Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%)	7.88%		03/17/2025	343,059
1,455,300	Diamond (BC) B.V., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 2.75%, 0.50% Floor)	7.16%		09/29/2028	1,408,912
1,138,960	Lummus Technology Holdings LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%)	7.88%		06/30/2027	1,093,402
1,203,069	Natgasoline LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%)	7.94%		11/14/2025	1,176,000
633,600	Olympus Water US Holding Corporation, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.75%, 0.50% Floor)	8.50%		11/09/2028	609,929
545,875	Olympus Water US Holding Corporation, Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 4.50%, 0.50% Floor)	9.18%		11/09/2028	531,136
613,463	PMHC, Inc., Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 4.25%, 0.50% Floor)	8.49%		04/23/2029	521,603
	Polar US Borrower LLC, Senior Secured First Lien Term Loan
355,697	(3 Month LIBOR USD + 4.75%)	8.69%		10/15/2025	289,181
408,818	(6 Month Secured Overnight Financing Rate USD + 4.75%)	9.02%		10/15/2025	332,369
610,700	PQ Corporation, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 2.50%, 0.50% Floor)	6.91%		06/09/2028	602,685
882,700	Pregis Topco LLC, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.75%)	8.19%		07/31/2026	860,302
	Pretium PKG Holdings, Inc., Senior Secured First Lien Term Loan
173,580	(3 Month LIBOR USD + 4.00%, 0.50% Floor)	8.73%		10/02/2028	139,236
346,331	(3 Month LIBOR USD + 4.00%, 0.50% Floor)	7.74%		10/02/2028	277,808
178,039	(3 Month LIBOR USD + 4.00%, 0.50% Floor)	7.74%		10/02/2028	142,813
155,000	Pretium PKG Holdings, Inc., Senior Secured Second Lien Term Loan (3 Month LIBOR USD + 6.75%, 0.50% Floor)	11.48%		09/30/2029	96,682
271,600	Univar Solutions USA, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.00%)	6.38%		07/01/2026	270,978
	Vantage Specialty Chemicals, Inc., Senior Secured First Lien Term Loan			10/28/2024
672,031	(3 Month LIBOR USD + 3.50%, 1.00% Floor)	7.91%		10/28/2024	657,835
708,331	(3 Month LIBOR USD + 3.50%, 1.00% Floor)	8.23%		10/28/2024	693,367

					11,570,411

Commercial Services - 0.1%
188,475	Phoenix Services International LLC, Senior Secured First Lien Delayed-Draw Term Loan (1 Month Secured Overnight Financing Rate + 12.00%, 2.00% Floor or 10% PIK)	15.73%		03/28/2023	181,879

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
126,346	Phoenix Services International LLC, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 12.00%, 2.00% Floor or 10.00% PIK)	16.33%		03/28/2023	121,923

					303,802

Containers and Glass Products - 2.0%
1,432,800	Clydesdale Acquisition Holdings, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 4.18%, 0.50% Floor)	8.60%		04/13/2029	1,368,145
1,069,759	Graham Packaging Company, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%, 0.75% Floor)	7.38%		08/04/2027	1,053,119
1,703,276	TricorBraun Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%, 0.50% Floor)	7.63%		03/03/2028	1,629,200
	Trident TPI Holdings, Inc., Senior Secured First Lien Delayed-Draw Term Loan
15,437	(3 Month LIBOR USD + 4.00%, 0.50% Floor)	7.67%		09/15/2028	14,861
9,228	(1 Month LIBOR USD + 4.00%, 0.50% Floor)	8.07%		09/15/2028	8,883
828,358	Trident TPI Holdings, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.25%, 1.00% Floor)	7.98%		10/17/2024	820,203
172,942	Trident TPI Holdings, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.00%, 0.50% Floor)	7.67%		09/15/2028	166,488

					5,060,899

Cosmetics/Toiletries - 1.1%
1,722,609	Bausch & Lomb Corporation, Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 3.25%, 0.50% Floor)	7.84%		05/10/2027	1,643,214
1,162,319	Kronos Acquisition Holdings, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.75%, 0.50% Floor)	8.48%		12/22/2026	1,108,824

					2,752,038

Electronics/Electric - 13.2%
1,380,568	Access CIG LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%)	7.82%		02/27/2025	1,355,401
311,458	Acuris Finance, Inc., Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 4.00%, 0.50% Floor)	8.73%		02/16/2028	306,786
1,045,484	Almonde, Inc., Senior Secured First Lien Term Loan (6 Month LIBOR USD + 3.50%, 1.00% Floor)	6.87%		06/13/2024	927,428
175,000	Almonde, Inc., Senior Secured Second Lien Term Loan (6 Month LIBOR USD + 7.25%, 1.00% Floor)	10.62%		06/16/2025	131,375
974,293	Applied Systems, Inc. (1 Month LIBOR USD +3.00%, .50% Floor)	8.83	% (f)	09/19/2026	971,126
	Applied Systems, Inc.
57,737	(1 Month LIBOR USD + 5.50%, 0.75% Floor)	9.66	% (f)	09/19/2027	57,520
797,263	(1 Month Secured Overnight Financing Rate + 6.75%, 0.75% Floor)	10.91	% (f)	09/19/2027	794,274
747,411	Astra Acquisition Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 5.25%, 0.50% Floor)	9.63%		10/25/2028	663,327
514,876	Astra Acquisition Corporation, Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 8.88%, 0.75% Floor)	13.26%		10/25/2029	463,389
511,877	Atlas Purchaser, Inc., Senior Secured First Lien Term Loan (6 Month LIBOR USD + 5.25%, 0.75% Floor)	8.68%		05/08/2028	362,473
911,846	Blackhawk Network Holdings, Inc., Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 3.00%)	7.08%		06/16/2025	890,923
621,834	Boxer Parent Company, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%)	8.13%		10/02/2025	596,820

Principal Amount $/Shares	Security Description	Rate	Maturity	Value $
86,724	Bright Bidco B.V., Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 8.00%, 1.00% Floor)	12.09%	10/29/2027	76,172
1,408,508	Castle US Holding Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%)	8.13%	01/29/2027	877,677
670,000	Central Parent, Inc. (3 Month Secured Overnight Financing Rate + 4.50%, 0.50% Floor)	9.08%	07/06/2029	665,089
454,538	Conservice Midco LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.25%)	8.63%	05/13/2027	442,133
605,273	Constant Contact, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.00%, 0.75% Floor)	7.91%	02/10/2028	536,424
1,091,750	Cornerstone Building Brands, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%, 0.50% Floor)	8.13%	10/16/2028	979,846
1,323,874	DCert Buyer, Inc., Senior Secured First Lien Term Loan (6 Month Secured Overnight Financing Rate + 4.00%)	8.70%	10/16/2026	1,281,794
285,000	DCert Buyer, Inc., Senior Secured Second Lien Term Loan (6 Month Secured Overnight Financing Rate + 7.00%)	11.70%	02/19/2029	261,345
180,000	Delta Topco, Inc., Senior Secured Second Lien Term Loan (3 Month Secured Overnight Financing Rate + 7.25%, 0.75% Floor)	11.65%	12/01/2028	143,325
1,296,170	DG Investment Intermediate Holdings, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.75%, 0.75% Floor)	8.07%	03/31/2028	1,242,703
150,000	DG Investment Intermediate Holdings, Inc., Senior Secured Second Lien Term Loan (1 Month Secured Overnight Financing Rate + 6.75%, 0.75% Floor)	11.07%	03/30/2029	133,250
427,942	Energizer Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.25%, 0.50% Floor)	6.63%	12/22/2027	420,988
260,000	Go Daddy Operating Company LLC, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.25%)	7.57%	11/09/2029	259,909
1,109,046	GoodRX, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%)	7.13%	10/10/2025	1,082,706
579,960	Hyland Software, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%, 0.75% Floor)	7.88%	07/01/2024	573,363
446,566	Hyland Software, Inc., Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 6.25%, 0.75% Floor)	10.63%	07/07/2025	424,684
1,061,975	Informatica LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%)	7.19%	10/27/2028	1,044,452
1,186,925	Ingram Micro, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.50%, 0.50% Floor)	8.23%	06/30/2028	1,172,088
523,370	LogMeIn, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.75%)	9.14%	08/31/2027	339,144
1,069,625	McAfee Corporation, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.75%, 0.50% Floor)	7.97%	03/01/2029	998,570
1,330,688	Milano Acquisition Corporation, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.00%, 0.75% Floor)	8.73%	10/01/2027	1,252,510
777,150	Mirion Technologies, Inc., Senior Secured First Lien Term Loan (6 Month LIBOR USD + 2.75%, 0.50% Floor)	7.48%	10/20/2028	764,661
240,713	PointClickCare Technologies, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.00%, 0.75% Floor)	7.75%	12/29/2027	234,695
1,452,105	Polaris Newco LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.00%, 0.50% Floor)	8.73%	06/02/2028	1,328,676
1,593,900	Proofpoint, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.25%, 0.50% Floor)	7.98%	08/31/2028	1,536,559
885,431	Rackspace Technology Global, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 2.75%, 0.75% Floor)	7.38%	02/15/2028	557,871

Principal Amount $/Shares	Security Description	Rate	Maturity	Value $
846,407	RealPage, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%, 0.50% Floor)	7.38%	04/24/2028	806,626
369,912	Redstone Holdco LP, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.75%, 0.75% Floor)	9.11%	04/27/2028	257,880
995,302	Renaissance Holding Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%)	7.63%	05/30/2025	951,509
400,000	Renaissance Holding Corporation, Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 7.00%)	11.38%	05/29/2026	374,332
61,011	Rentpath, Inc., Senior Secured First Lien Term Loan (Prime Rate + 0.00%)	3.25%	04/25/2024	915
980,094	Sophia LP, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.50%, 0.50% Floor)	8.23%	10/07/2027	948,246
428,771	SS&C Technologies, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 2.25%, 0.50% Floor)	6.67%	03/22/2029	421,938
646,059	SS&C Technologies, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 2.25%, 0.50% Floor)	6.67%	03/22/2029	635,764
838,025	Surf Holdings LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.50%)	8.23%	03/05/2027	814,682
449,544	UKG, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%)	8.13%	05/04/2026	434,291
557,383	UKG, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.25%, 0.50% Floor)	7.00%	05/04/2026	531,604
230,000	UKG, Inc., Senior Secured Second Lien Term Loan (3 Month LIBOR USD + 5.25%, 0.50% Floor)	9.00%	05/03/2027	212,233
307,627	Ultra Clean Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%)	8.13%	08/27/2025	306,858
968,637	VS Buyer LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%)	7.38%	02/26/2027	943,815

				33,792,169

Energy - 1.6%
534,419	BCP Renaissance Parent LLC, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.50%, 1.00% Floor)	7.82%	11/02/2026	530,314
317,150	Delek US Holdings, Inc. (1 Month Secured Overnight Financing Rate + 3.50%, 0.50% Floor)	7.92%	11/10/2029	305,891
688,939	Freeport LNG Investments LLP, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.50%, 0.50% Floor)	7.74%	12/21/2028	656,693
370,884	GIP II Blue Holding LP, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.50%, 1.00% Floor)	9.23%	09/29/2028	368,295
	Gulf Finance LLC, Senior Secured First Lien Term Loan
184,459	(1 Month LIBOR USD + 6.75%, 1.00% Floor)	10.97%	08/25/2026	174,621
104,806	(1 Month LIBOR USD + 6.75%, 1.00% Floor)	11.14%	08/25/2026	99,216
603,021	Oryx Midstream Services Permian Basin LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.25%, 0.50% Floor)	7.92%	10/05/2028	596,849
474,597	Prairie ECI Acquiror LP, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.75%)	9.13%	03/11/2026	462,600
640,702	Traverse Midstream Partners LLC, Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 4.25%, 1.00% Floor)	8.80%	09/27/2024	640,302
323,316	WaterBridge Midstream Operating LLC, Senior Secured First Lien Term Loan (6 Month LIBOR USD + 5.75%, 1.00% Floor)	9.13%	06/22/2026	311,646

				4,146,427

Principal Amount $/Shares	Security Description	Rate	Maturity	Value $

Environmental Control - 0.5%
1,317,990	Packers Holdings LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%, 0.75% Floor)	7.54%	03/06/2028	1,159,838

Financial Intermediaries - 3.0%
1,418,080	Castlelake Aviation LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 2.75%, 0.50% Floor)	7.52%	10/22/2026	1,408,075
694,402	Corelogic, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%, 0.50% Floor)	7.94%	06/02/2028	581,781
674,837	Focus Financial Partners LLC, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 2.50%, 0.50% Floor)	6.82%	06/30/2028	663,449
225,046	Greystone Select Financial LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 5.00%, 0.75% Floor)	9.23%	06/16/2028	217,170
1,950,313	Hightower Holding LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.00%, 0.75% Floor)	8.28%	04/21/2028	1,795,906
1,035,070	Minotaur Acquisition, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 4.75%)	9.17%	03/27/2026	992,373
682,328	The Edelman Financial Engines Centre LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%, 0.75% Floor)	7.88%	04/07/2028	638,488
413,234	The Edelman Financial Engines Centre LLC, Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 6.75%)	11.13%	07/20/2026	373,644
361,350	Walker & Dunlop, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 2.25%, 0.50% Floor)	6.67%	12/15/2028	355,026
607,506	Zebra Buyer LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.00%, 0.50% Floor)	7.75%	11/01/2028	600,368

				7,626,280

Food Products - 1.3%
1,032,200	CHG PPC Parent LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%, 0.50% Floor)	7.44%	12/08/2028	1,001,234
1,293,792	H-Food Holdings LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.69%)	8.07%	05/23/2025	1,155,842
841,500	Monogram Food Solutions LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.00%, 0.50% Floor)	8.44%	08/28/2028	814,151
235,056	United Natural Foods, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.25%)	7.69%	10/22/2025	234,808

				3,206,035

Food Service - 1.8%
1,467,625	AI Aqua Merger Sub, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.75%, 0.50% Floor)	7.97%	07/31/2028	1,385,988
545,513	Aramark Services, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%)	6.13%	01/15/2027	537,944
1,236,938	IRB Holding Corporation, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.00%, 0.75% Floor)	7.32%	12/15/2027	1,202,304
619,763	MIC Glen LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%, 0.50% Floor)	7.88%	07/21/2028	591,098
811,800	Whatabrands LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%, 0.50% Floor)	7.63%	08/03/2028	786,431

				4,503,765

Food/Drug Retailers - 0.7%
1,673,913	GOBP Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%)	7.13%	10/22/2025	1,672,030

Principal Amount $/Shares	Security Description	Rate	Maturity	Value $

Healthcare - 8.2%
1,030,929	Agiliti Health, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%)	6.88%	01/05/2026	1,009,021
511,724	Air Methods Corporation, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.50%, 1.00% Floor)	7.17%	04/22/2024	289,828
30,183	Aveanna Healthcare LLC, Senior Secured First Lien (1 Month LIBOR USD + 3.75%, 0.50% Floor)	7.77%	07/17/2028	23,376
426,235	Aveanna Healthcare LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%, 0.50% Floor)	8.14%	07/17/2028	330,119
540,000	Aveanna Healthcare LLC, Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 7.00%, 0.50% Floor)	11.39%	12/10/2029	324,000
1,955,250	CHG Healthcare Services, Inc, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%, 0.50% Floor)	7.63%	09/29/2028	1,917,103
687,590	Envision Healthcare Corporation, Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 3.75%, 1.00% Floor)	8.33%	03/31/2027	183,356
280,827	Envision Healthcare Corporation, Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 4.25%, 1.00% Floor)	8.37%	03/31/2027	98,290
49,118	eResearchTechnology, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.50%, 1.00% Floor)	8.88%	02/04/2027	43,485
340,562	Global Medical Response, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.25%, 1.00% Floor)	8.63%	03/14/2025	243,361
578,200	Global Medical Response, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.25%, 1.00% Floor)	8.42%	10/02/2025	408,718
1,513,617	Heartland Dental LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.00%)	8.39%	04/30/2025	1,410,312
417,739	ICON Luxembourg SARL, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 2.25%, 0.50% Floor)	7.00%	07/03/2028	417,010
148,104	Maravai Intermediate Holdings LLC, Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 3.00%, 0.50% Floor)	6.96%	10/19/2027	145,605
819,470	MED ParentCo LP, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.25%)	8.63%	08/31/2026	703,015
1,543,338	Medline Borrower LP, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%, 0.50% Floor)	7.63%	10/23/2028	1,469,419
1,359,017	Organon & Company, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.00%, 0.50% Floor)	7.75%	06/02/2028	1,349,191
311,707	Outcomes Group Holdings, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.25%)	6.92%	10/24/2025	302,942
1,208,530	Pathway Vet Alliance LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%)	8.13%	03/31/2027	1,013,147
61,379	Pediatric Associates Holding Company LLC, Senior Secured First Lien Delayed-Draw Term Loan (1 Month LIBOR USD + 3.25%, 0.50% Floor)	7.63%	12/29/2028	58,438
810,193	Pediatric Associates Holding Company LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%, 0.50% Floor)	7.63%	12/29/2028	771,373
477,600	Perrigo Investments LLC, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 2.50%, 0.50% Floor)	6.92%	04/20/2029	475,809
587,663	PetVet Care Centers LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%)	7.13%	02/14/2025	549,468
562,203	PetVet Care Centers LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%, 0.75% Floor)	7.88%	02/14/2025	530,101
1,080,750	Phoenix Guarantor, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%, 2.00% Floor)	7.88%	03/05/2026	1,019,585

Principal Amount $/Shares	Security Description	Rate	Maturity	Value $
104,080	PRA Health Sciences, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 2.25%, 0.50% Floor)	7.00%	07/03/2028	103,898
	Radiology Partners, Inc., Senior Secured First Lien Term Loan
880,000	(1 Month LIBOR USD + 4.25%)	4.33%	07/09/2025	742,777
524,604	(1 Month LIBOR USD + 4.25%)	8.64%	07/09/2025	442,800
503,695	RegionalCare Hospital Partners Holdings, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.75%)	8.16%	11/14/2025	476,055
660,000	Sotera Health Holdings LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 2.75%, 0.50% Floor)	7.16%	12/11/2026	612,150
1,016,998	Sound Inpatient Physicians, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%)	7.38%	06/27/2025	832,464
300,000	Sound Inpatient Physicians, Inc., Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 6.75%)	11.13%	06/26/2026	237,189
1,125,438	Southern Veterinary Partners LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.00%, 1.00% Floor)	8.38%	10/05/2027	1,080,888
496,064	Sunshine Luxembourg SARL, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.75%, 0.75% Floor)	8.48%	10/01/2026	476,291
973,145	Verscend Holding Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.00%)	8.38%	08/27/2025	968,888

				21,059,472

Hotels/Motels/Inns and Casinos - 2.2%
1,240,676	Bally’s Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%, 0.50% Floor)	7.54%	10/02/2028	1,151,347
794,714	Caesars Resort Collection LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%)	7.13%	12/23/2024	793,951
237,174	Caesars Resort Collection LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%)	7.88%	07/21/2025	236,890
848,588	Fertitta Entertainment LLC, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 4.00%, 0.50% Floor)	8.32%	01/29/2029	808,496
404,519	PCI Gaming Authority, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.50%)	6.88%	05/29/2026	402,835
333,325	Penn National Gaming, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 2.75%, 0.50% Floor)	7.17%	05/03/2029	330,570
785,000	Playa Hotels & Resorts B.V., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 4.25%, 0.50% Floor)	8.58%	01/05/2029	766,686
656,700	Scientific Games International, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.00%, 0.50% Floor)	7.42%	04/16/2029	649,430
464,125	Stars Group Holdings B.V., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 2.25%)	6.98%	07/21/2026	458,451

				5,598,656

Industrial Equipment - 3.9%
618,397	Alliance Laundry Systems LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.50%, 0.75% Floor)	7.41%	10/08/2027	607,111
817,857	American Trailer World Corporation, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.75%, 0.75% Floor)	8.17%	03/03/2028	710,857
158,800	BCPE Empire Holdings, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 4.63%, 0.50% Floor)	9.05%	06/11/2026	154,830
556,973	Columbus McKinnon Corporation, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 2.75%, 0.50% Floor)	7.50%	05/15/2028	550,707

Principal Amount $/Shares	Security Description	Rate	Maturity	Value $
677,591	DexKo Global, Inc., Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 3.75%, 0.50% Floor)	8.59%	10/04/2028	609,737
399,099	Filtration Group Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%)	7.38%	03/31/2025	395,775
294,263	Gates Global LLC, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.50%, 0.50% Floor)	7.82%	11/16/2029	292,700
1,143,102	Granite US Holdings Corporation, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.00%)	8.75%	09/30/2026	1,143,817
980,075	Hayward Industries, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.50%, 0.50% Floor)	6.88%	05/29/2028	940,264
1,004,700	Madison IAQ LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.25%, 0.50% Floor)	7.99%	06/21/2028	937,265
1,549,350	PECF USS Intermediate Holding Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.25%, 0.50% Floor)	8.63%	12/15/2028	1,297,689
	TAMKO Building Products LLC, Senior Secured First Lien Term Loan
236,050	(3 Month LIBOR USD + 3.00%)	7.72%	05/29/2026	229,264
252,516	(3 Month LIBOR USD + 3.00%)	7.73%	05/29/2026	245,256
513,531	(3 Month LIBOR USD + 3.00%)	7.41%	05/29/2026	498,767
576,986	Tiger Acquisition LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%, 0.50% Floor)	7.32%	06/01/2028	549,256
899,312	Titan Acquisition Limited, Senior Secured First Lien Term Loan (6 Month LIBOR USD + 3.00%)	8.15%	03/28/2025	842,471

				10,005,766

Insurance - 4.5%
1,525,866	Acrisure LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%)	7.88%	02/16/2027	1,435,542
445,500	Acrisure LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.25%, 0.50% Floor)	8.63%	02/16/2027	432,320
993,950	Alliant Holdings Intermediate LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%)	7.63%	05/09/2025	982,410
246,875	Alliant Holdings Intermediate LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%, 0.50% Floor)	7.85%	11/05/2027	241,629
1,117,210	AmWINS Group, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.25%, 0.75% Floor)	6.63%	02/22/2028	1,098,793
1,087,352	AssuredPartners, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%)	7.88%	02/12/2027	1,058,586
372,188	AssuredPartners, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.50%, 0.50% Floor)	7.82%	02/12/2027	362,325
426,424	Asurion LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%)	7.63%	12/23/2026	381,206
1,253,845	Asurion LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%)	7.63%	07/30/2027	1,101,039
135,000	Asurion LLC, Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 5.25%)	9.63%	01/31/2028	106,087
1,190,000	Asurion LLC, Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 5.25%)	9.63%	01/19/2029	932,026
246,250	Cross Financial Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.00%, 0.75% Floor)	8.44%	09/15/2027	242,967
1,558,323	OneDigital Borrower LLC, Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 4.25%, 0.50% Floor)	8.49%	11/16/2027	1,476,511
769,794	Sedgwick Claims Management Services, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%)	7.63%	12/31/2025	750,068

Principal Amount $/Shares	Security Description	Rate	Maturity	Value $
874,148	Sedgwick Claims Management Services, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%)	8.13%	09/03/2026	859,632

				11,461,141

Leisure - 2.9%
835,789	Alterra Mountain Company, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%, 0.50% Floor)	7.88%	08/17/2028	827,694
220,050	AMC Entertainment Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%)	7.27%	04/22/2026	120,317
238,875	Carnival Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%, 0.75% Floor)	7.38%	06/30/2025	229,703
1,381,050	Carnival Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%, 0.75% Floor)	7.63%	10/18/2028	1,296,806
750,449	ClubCorp Holdings, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 2.75%)	7.48%	09/18/2024	679,348
354,201	Lions Gate Capital Holdings LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.25%)	6.63%	03/24/2025	339,147
506,349	Nascar Holdings LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.50%)	6.88%	10/19/2026	505,835
938,834	Pug LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%)	7.88%	02/12/2027	781,579
586,241	Travel Leaders Group LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.00%)	8.38%	01/25/2024	538,975
1,563,944	UFC Holdings LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 2.75%, 0.75% Floor)	7.11%	04/29/2026	1,546,350
469,063	Viad Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 5.00%, 0.50% Floor)	9.38%	07/31/2028	444,878

				7,310,632

Media - 5.2%
1,621,900	Ascend Learning LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%, 0.50% Floor)	7.88%	12/11/2028	1,537,537
285,000	Ascend Learning LLC, Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 5.75%, 0.50% Floor)	10.13%	12/10/2029	246,643
1,564,307	Cengage Learning, Inc., Senior Secured First Lien Term Loan (6 Month LIBOR USD + 4.75%, 1.00% Floor)	7.81%	07/14/2026	1,410,567
668,095	Charter Communications Operating LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%)	6.14%	02/01/2027	653,397
655,391	CMG Media Corporation, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.50%)	8.23%	12/17/2026	615,485
1,255,000	Delta 2 Luxembourg SARL, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.25%, 0.50% Floor)	7.57%	01/14/2030	1,255,941
322,044	Diamond Sports Group LLC, Senior Secured Second Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.25%)	7.57%	08/24/2026	41,329
1,101,281	DirectTV Financing LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 5.00%, 0.75% Floor)	9.38%	08/02/2027	1,074,553
1,020,126	EW Scripps Company, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.56%, 0.75% Floor)	6.95%	05/01/2026	1,005,207
565,851	Getty Images, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.50%)	8.94%	02/19/2026	565,497
1,500,000	Gray Television, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.50%)	6.62%	01/02/2026	1,463,647
371,864	IHeartCommunications, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%)	7.38%	05/01/2026	342,000

Principal Amount $/Shares	Security Description	Rate	Maturity	Value $
473,830	NEP Group, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%)	7.63%	10/20/2025	410,851
1,251,717	Radiate Holdco LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%, 0.75% Floor)	7.63%	09/25/2026	1,022,565
302,591	Sinclair Television Group, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.50%)	6.89%	09/30/2026	289,277
208,950	Univision Communications, Inc., Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 4.25%, 0.50% Floor)	8.83%	06/24/2029	206,965
475,000	Virgin Media Bristol LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.50%)	6.82%	01/31/2028	467,918
350,000	Virgin Media Bristol LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%)	7.57%	01/31/2029	347,462
470,000	Ziggo Financing Partnership, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.50%)	6.82%	04/28/2028	459,390

				13,416,231

Pharmaceuticals - 0.7%
491,250	Horizon Therapeutics USA, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%, 0.50% Floor)	6.19%	03/15/2028	491,383
1,305,692	Jazz Pharmaceuticals, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%, 0.50% Floor)	7.88%	05/05/2028	1,296,206

				1,787,589

Real Estate - 0.2%
515,000	Starwood Property Mortgage LLC (1 Month Secured Overnight Financing Rate + 3.25%, 0.50% Floor)	7.57%	11/18/2027	508,562

Retailers (other than Food/Drug) - 4.8%
1,576,913	CNT Holdings Corporation, Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 3.50%, 0.75% Floor)	7.24%	11/08/2027	1,530,307
172,973	EG America LLC, Senior Secured First Lien Delayed-Draw Term Loan (3 Month LIBOR USD + 4.25%, 0.50% Floor)	8.98%	03/31/2026	162,487
1,430,937	Great Outdoors Group LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%, 0.75% Floor)	8.13%	03/06/2028	1,378,171
878,875	Jo-Ann Stores LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.75%, 0.75% Floor)	9.08%	07/07/2028	602,763
370,226	Michaels Stores, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.25%, 0.75% Floor)	8.98%	04/14/2028	320,965
1,671,881	Mister Car Wash Holdings, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.00%)	7.42%	05/14/2026	1,651,576
1,439,363	Petco Health and Wellness Company, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.25%, 0.75% Floor)	6.92%	03/03/2028	1,399,334
1,846,625	PetSmart, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%, 0.75% Floor)	8.13%	02/11/2028	1,812,573
319,313	Rent-A-Center, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.25%, 0.50% Floor)	7.69%	02/17/2028	308,536
917,251	Staples, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 5.00%)	9.44%	04/16/2026	850,622
426,794	Sweetwater Borrower LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.25%, 0.75% Floor)	8.69%	08/07/2028	396,919
582,625	Victoria’s Secret & Company, Senior secured First Lien Term Loan (3 Month LIBOR USD + 3.25%, 0.50% Floor)	7.98%	08/02/2028	568,059
1,316,635	WWEX UNI TopCo Holdings LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.00%, 0.75% Floor)	8.73%	07/26/2028	1,209,204

				12,191,516

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $

Telecommunications - 2.1%
328,300	Cablevision Lightpath LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%, 0.50% Floor)	7.57%		11/30/2027	314,964
221,646	Cincinnati Bell, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.25%, 0.50% Floor)	7.67%		11/22/2028	218,100
292,500	Connect US Finco LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%, 1.00% Floor)	7.89%		12/11/2026	289,727
833,997	Cyxtera DC Holdings, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.00%, 1.00% Floor)	7.36%		05/01/2024	714,894
834,356	Gogo Intermediate Holdings LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.75%, 0.75% Floor)	8.16%		04/28/2028	828,274
1,239,733	Intelsat Jackson Holdings S.A., Senior Secured First Lien Term Loan (6 Month Secured Overnight Financing Rate + 4.25%, 0.50% Floor)	7.44%		02/01/2029	1,199,442
875,100	Lumen Technologies, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.25%)	6.63%		03/15/2027	832,670
453,576	Securus Technologies Holdings, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.50%, 1.00% Floor)	9.23%		11/01/2024	342,486
374,852	Telesat Canada, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 2.75%)	7.17%		12/07/2026	176,850
713,773	Zayo Group Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%)	7.38%		03/09/2027	581,382

					5,498,789

Transportation - 0.6%
1,239,306	Kenan Advantage Group, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%, 0.75% Floor)	8.13%		03/24/2026	1,211,198
439,438	LaserShip, Inc., Senior Secured First Lien Term Loan (6 Month LIBOR USD + 4.50%, 0.75% Floor)	9.23%		05/08/2028	318,408
135,000	LaserShip, Inc., Senior Secured Second Lien Term Loan (6 Month LIBOR USD + 7.50%, 0.75% Floor)	12.23%		04/30/2029	82,350

					1,611,956

Utilities - 1.8%
1,629,219	Brookfield WEC Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%, 0.50% Floor)	7.13%		08/01/2025	1,608,772
409,394	Calpine Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.00%)	6.39%		04/06/2026	404,917
135,450	Calpine Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.00%)	6.38%		08/12/2026	133,952
1,046,475	Compass Power Generation LLC, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 4.25%, 1.00% Floor)	8.69%		04/16/2029	1,040,155
709,459	Edgewater Generation LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%)	8.13%		12/12/2025	675,405
336,703	Exgen Renewables LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 2.50%, 1.00% Floor)	7.24%		12/15/2027	334,003
526,500	PG&E Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%, 0.50% Floor)	7.44%		06/23/2025	523,209

					4,720,413

Total Bank Loans (Cost $232,900,216)					219,303,818

Collateralized Loan Obligations - 1.2%
500,000	AIMCO Ltd., Series 2019-10A-ER (3 Month LIBOR USD + 5.95%, 5.95% Floor)	10.27	% (c)	07/22/2032	453,952

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
1,000,000	Octagon Investment Partners Ltd., Series 2019-3A-ER (3 Month LIBOR USD + 6.75%, 6.75% Floor)	10.83	% (c)	07/15/2034	875,834
500,000	Sound Point Ltd., Series 2021-3A-E (3 Month LIBOR USD + 6.61%, 6.61% Floor)	10.97	% (c)	10/25/2034	405,438
1,500,000	Voya Ltd., Series 2020-1A-ER (3 Month LIBOR USD + 6.35%, 6.35% Floor)	10.43	% (c)	07/16/2034	1,321,895

Total Collateralized Loan Obligations (Cost $3,495,000)					3,057,119

Foreign Corporate Bonds - 0.3%

Retailers (other than Food/Drug) - 0.3%
700,000	eG Global Finance PLC	6.75	% (c)	02/07/2025	612,227

Total Foreign Corporate Bonds (Cost $700,000)					612,227

Non-Agency Commercial Mortgage Backed Obligations - 0.5%
1,500,000	Med Trust, Series 2021-MDLN-G (1 Month LIBOR USD + 5.25%, 5.25% Floor)	9.57	% (c)	11/15/2038	1,362,534

Total Non-Agency Commercial Mortgage Backed Obligations (Cost $1,500,000)					1,362,534

US Corporate Bonds - 3.8%

Aerospace & Defense - 0.4%
1,000,000	TransDigm, Inc.	8.00	% (c)	12/15/2025	1,016,990
180,000	United Airlines, Inc.	4.38	% (c)	04/15/2026	167,153

					1,184,143

Commercial Services - 0.2%
725,000	Allied Universal Holdco LLC	6.63	% (c)	07/15/2026	664,868

Food Products - 0.8%
1,000,000	JBS USA Food Company	5.13	% (c)	02/01/2028	949,248
1,080,000	US Foods, Inc.	6.25	% (c)	04/15/2025	1,070,456

					2,019,704

Food Service - 0.4%
1,000,000	IRB Holding Corporation	7.00	% (c)	06/15/2025	999,050

Hotels/Motels/Inns and Casinos - 0.6%
1,531,000	Caesars Entertainment, Inc.	6.25	% (c)	07/01/2025	1,490,743

Leisure - 0.1%
252,000	Six Flags Theme Parks, Inc.	7.00	% (c)	07/01/2025	254,127

Media - 0.4%
300,000	Univision Communications, Inc.	4.50	% (c)	05/01/2029	251,441
800,000	Univision Communications, Inc.	7.38	% (c)	06/30/2030	765,528

					1,016,969

Mining - 0.1%
190,000	Arconic Corporation	6.13	% (c)	02/15/2028	178,597

Technology - 0.4%
1,000,000	Verscend Escrow Corporation	9.75	% (c)	08/15/2026	981,860

Utilities - 0.4%
1,000,000	Pacific Gas and Electric Company	4.95%		06/08/2025	985,499

Total Corporate Bonds (Cost $10,143,329)					9,775,560

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $

Common Stocks - 0.3%
2,640	Bright Bidco B.V. (a)(e)				49,170
57,721	Foresight Equity (a)(e)				690,349

Total Common Stocks (Cost $965,584)					739,519

Short Term Investments - 7.7%
6,580,257	First American Government Obligations Fund - Class U	4.10	% (d)		6,580,257
6,580,257	JP Morgan U.S. Government Money Market Fund - Institutional Share Class	4.11	% (d)		6,580,257
6,580,258	Morgan Stanley Institutional Liquidity Funds Government Portfolio - Institutional Share Class	4.11	% (d)		6,580,258

Total Short Term Investments (Cost $19,740,772)					19,740,772

Total Investments - 99.6% (Cost $269,444,901)					254,591,549
Other Assets in Excess of Liabilities - 0.4%					959,588

NET ASSETS - 100.0%					$255,551,137

(a)	Value determined using significant unobservable inputs.

(b)	Security is in default or has failed to make a scheduled payment. Income is not being accrued.

(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers.

(d)	Seven-day yield as of period end

(e)	Non-income producing security

(f)

Coupon rate is variable or floats based on components including but not limited to reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of period end.

PIK

A payment-in-kind security in which the issuer may make interest or dividend payments in cash or additional securities. These additional securities generally have the same terms as the original holdings.

SECURITY TYPE BREAKDOWN as a % of Net Assets:

Bank Loans	85.8%
Short Term Investments	7.7%
US Corporate Bonds	3.8%
Collateralized Loan Obligations	1.2%
Non-Agency Commercial Mortgage Backed Obligations	0.5%
Common Stocks	0.3%
Foreign Corporate Bonds	0.3%
Other Assets and Liabilities	0.4%

100.0%

Notes to Schedule of Investments

December 31, 2022 (Unaudited)

1.  Organization

DoubleLine Funds Trust, a Delaware statutory trust (the “Trust”), is an open-end investment management company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust consists of 19 funds, DoubleLine Total Return Bond Fund, DoubleLine Core Fixed Income Fund, DoubleLine Emerging Markets Fixed Income Fund, DoubleLine Multi-Asset Growth Fund, DoubleLine Low Duration Bond Fund, DoubleLine Floating Rate Fund, DoubleLine Shiller Enhanced CAPE®, DoubleLine Flexible Income Fund, DoubleLine Low Duration Emerging Markets Fixed Income Fund, DoubleLine Selective Credit Fund, DoubleLine Long Duration Total Return Bond Fund, DoubleLine Strategic Commodity Fund, DoubleLine Global Bond Fund, DoubleLine Infrastructure Income Fund, DoubleLine Shiller Enhanced International CAPE®, DoubleLine Real Estate and Income Fund (formerly known as DoubleLine Colony Real Estate and Income Fund), DoubleLine Emerging Markets Local Currency Bond Fund, DoubleLine Income Fund and DoubleLine Multi-Asset Trend Fund (each, a “Fund” and, collectively, the “Funds”).

Each Fund is classified as a diversified fund under the 1940 Act, except the DoubleLine Global Bond Fund, the DoubleLine Emerging Markets Local Currency Bond Fund, which are classified as non-diversified funds. Currently under the 1940 Act, a diversified fund generally may not, with respect to 75% of its total assets, invest more than 5% of its total assets in the securities of any one issuer or own more than 10% of the outstanding voting securities of such issuer (except, in each case, U.S. Government securities, cash, cash items and the securities of other investment companies). The remaining 25% of a fund’s total assets is not subject to this limitation.

The Funds’ investment objectives and dates each share class commenced operations are as follows:

Commencement of Operations
Fund Name	Investment Objective	I Shares	N Shares	A Shares	R6 Shares
DoubleLine Total Return Bond Fund	Maximize total return	4/6/2010	4/6/2010	—	7/31/2019
DoubleLine Core Fixed Income Fund	Maximize current income and total return	6/1/2010	6/1/2010	—	7/31/2019
DoubleLine Emerging Markets Fixed Income Fund	Seek high total return from current income and capital appreciation	4/6/2010	4/6/2010	—	—
DoubleLine Multi-Asset Growth Fund (Consolidated)	Seek long-term capital appreciation	12/20/2010	—	12/20/2010	—
DoubleLine Low Duration Bond Fund	Seek current income	9/30/2011	9/30/2011	—	7/31/2019
DoubleLine Floating Rate Fund	Seek a high level of current income	2/1/2013	2/1/2013	—	—
DoubleLine Shiller Enhanced CAPE®	Seek total return which exceeds the total return of its benchmark index	10/31/2013	10/31/2013	—	7/31/2019
DoubleLine Flexible Income Fund	Seek long-term total return while striving to generate current income	4/7/2014	4/7/2014	—	7/31/2019
DoubleLine Low Duration Emerging Markets Fixed Income Fund	Seek long-term total return	4/7/2014	4/7/2014	—	—
DoubleLine Long Duration Total Return Bond Fund	Seek long-term total return	12/15/2014	12/15/2014	—	—
DoubleLine Strategic Commodity Fund (Consolidated)	Seek long-term total return	5/18/2015	5/18/2015	—	—
DoubleLine Global Bond Fund	Seek long-term total return	12/17/2015	12/17/2015	—	—
DoubleLine Infrastructure Income Fund	Seek long-term total return while striving to generate current income	4/1/2016	4/1/2016	—	—
DoubleLine Shiller Enhanced International CAPE®	Seek total return which exceeds the total return of its benchmark index over a full market cycle	12/23/2016	12/23/2016	—	—
DoubleLine Real Estate and Income Fund	Seek total return which exceeds the total return of its benchmark index over a full market cycle	12/17/2018	12/17/2018	—	—
DoubleLine Emerging Markets Local Currency Bond Fund	Seek high total return from current income and capital appreciation	6/28/2019	6/28/2019	—	—
DoubleLine Income Fund	Maximize total return through investment principally in income-producing securities	9/3/2019	9/3/2019	—	—
DoubleLine Multi-Asset Trend Fund (Consolidated)	Seek total return (capital appreciation and current income) which exceeds the total return of its benchmark index over a full market cycle	2/26/2021	2/26/2021	—	—

2.  Significant Accounting Policies

Each Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946, “Financial Services—Investment Companies”, by the Financial Accounting Standards Board (“FASB”). The following is a summary of the significant accounting policies of the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“US GAAP”).

A. Security Valuation. The Funds have adopted US GAAP fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

•	Level 1—Unadjusted quoted market prices in active markets for identical securities
•	Level 2—Quoted prices for identical or similar assets in markets that are not active, or inputs derived from observable market data
•	Level 3—Significant unobservable inputs (including the reporting entity’s estimates and assumptions)

Market values for domestic and foreign fixed income securities are normally determined on the basis of valuations provided by independent pricing services. Vendors typically value such securities based on one or more inputs described in the following table which is not intended to be a complete list. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed income securities in which the Funds are authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income securities. Securities that use similar valuation techniques and inputs as described in the following table are categorized as Level 2 of the fair value hierarchy. To the extent the significant inputs are unobservable, the values generally would be categorized as Level 3. Assets and liabilities may be transferred between levels.

Fixed-income class	Examples of Inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds and notes; convertible securities	Standard inputs and underlying equity of the issuer
US bonds and notes of government and government agencies	Standard inputs
Residential and commercial mortgage-backed obligations; asset-backed obligations (including collateralized loan obligations)	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information, trustee reports
Bank loans	Standard inputs

Investments in registered open-end management investment companies will be valued based upon the net asset value (“NAV”) of such investments and are categorized as Level 1 of the fair value hierarchy.

Common stocks, exchange-traded funds and financial derivative instruments, such as futures contracts or options contracts, that are traded on a national securities or commodities exchange, are typically valued at the last reported sales price, in the case of common stocks and exchange-traded funds, or, in the case of futures contracts or options contracts, the settlement price determined by the relevant exchange. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as forward currency exchange contracts, options contracts, or swap agreements, derive their values from underlying asset prices, indices, reference rates, other inputs or a combination of these factors. These instruments are normally valued on the basis of evaluations provided by independent pricing services or broker dealer quotations. Depending on the instrument and the terms of the transaction, the value of the derivative instruments can be estimated by a pricing service provider using a series of techniques, such as simulation pricing models. The pricing models use issuer details and other inputs that are observed from actively quoted markets such as indices, spreads, interest rates, curves, dividends and exchange rates. Derivatives that use similar valuation techniques and inputs as described above are normally categorized as Level 2 of the fair value hierarchy.

The Board of Trustees (the “Board”) has adopted a pricing and valuation policy for use by each Fund and its Valuation Designee (as defined below) in calculating each Fund’s NAV. Pursuant to Rule 2a-5 under the 1940 Act, each Fund has designated its primary investment adviser, either DoubleLine Capital LP (“DoubleLine Capital”) or DoubleLine Alternatives LP (“DoubleLine Alternatives”) (each, an “Adviser” and, collectively, the “Advisers”), as applicable, as the “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by a Valuation Designee in accordance with Rule 2a-5. Each Adviser, as Valuation Designee, is authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.

The following is a summary of the fair valuations according to the inputs used to value the Fund’s investments as of December 31, 2022:

Category	DoubleLine Total Return Bond Fund	DoubleLine Core Fixed Income Fund	DoubleLine Emerging Markets Fixed Income Fund	DoubleLine Multi-Asset Growth Fund (Consolidated)	DoubleLine Low Duration Bond Fund	DoubleLine Floating Rate Fund
Investments in Securities
Level 1
Short Term Investments	$116,605,968	$48,512,955	$18,125,987	$3,318,807	$24,544,755	$19,740,772
Affiliated Mutual Funds	—	448,502,550	—	3,881,405	—	—
Common Stocks	—	1,424,793	1,617,312	—	632,264	—
Warrants	—	11,266	—	—	—	—
Exchange Traded Funds	—	—	—	2,319,023	—	—
Real Estate Investment Trusts	—	—	—	649,550	—	—
Total Level 1	116,605,969	498,451,564	19,743,299	10,168,785	25,177,019	19,740,772
Level 2
US Government and Agency Mortgage Backed Obligations	14,458,512,397	1,218,752,542	—	1,674,455	137,509,506	—
Non-Agency Residential Collateralized Mortgage Obligations	9,039,586,085	886,366,196	—	4,372,872	830,325,251	—
Non-Agency Commercial Mortgage Backed Obligations	2,979,940,584	464,106,102	—	—	845,079,852	1,362,534
US Government and Agency Obligations	2,654,009,112	1,371,292,346	—	—	1,166,025,790	—
Asset Backed Obligations	1,529,938,005	286,330,803	—	—	337,032,966	—
Collateralized Loan Obligations	1,222,234,925	324,625,697	—	—	1,012,764,366	3,057,119
US Corporate Bonds	—	1,084,153,669	—	—	342,675,076	9,775,560
Foreign Corporate Bonds	—	456,561,144	377,302,033	—	598,993,442	612,227
Bank Loans	—	276,765,038	—	—	313,871,021	218,910,535
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	—	120,102,505	165,738,428	—	53,876,644	—
Short Term Investments	—	28,150,363	—	4,602,283	185,365,983	—
Municipal Bonds	—	5,555,939	—	—	—	—
Escrow Notes	—	3,187	—	—	—	—
Total Level 2	31,884,221,108	6,522,765,531	543,040,461	10,649,610	5,823,519,897	233,717,975
Level 3
Non-Agency Residential Collateralized Mortgage Obligations	142,980,737	783,811	—	—	—	—
Asset Backed Obligations	57,361,634	6,796,039	—	—	—	—
Common Stocks	—	1,379,265	—	—	—	739,519
Bank Loans	—	491,124	—	—	—	393,283
Rights	—	22,116	—	—	—	—
Warrants	—	—	—	—	—	—
Escrow Notes	—	—	—	—	—	—
Foreign Corporate Bonds	—	—	—	—	—	—
Collateralized Loan Obligations	—	—	—	92,090	—	—
Total Level 3	200,342,371	9,472,355	—	92,090	—	1,132,802
Total	$32,201,169,447	$7,030,689,450	$562,783,760	$20,910,485	$5,848,696,916	$254,591,549

Category	DoubleLine Total Return Bond Fund	DoubleLine Core Fixed Income Fund	DoubleLine Emerging Markets Fixed Income Fund	DoubleLine Multi-Asset Growth Fund (Consolidated)	DoubleLine Low Duration Bond Fund	DoubleLine Floating Rate Fund
Other Financial Instruments
Level 1
Futures Contracts	$(28,266,221)	$(3,012,145)	$—	$(142,497)	$—	$—
Total Level 1	(28,266,221)	(3,012,145)	—	(142,497)	—	—
Level 2
Excess Return Swaps	—	—	—	187,043	—	—
Unfunded Loan Commitments	—	(225,330)	—	—	—	(216,153)
Total Level 2	—	(225,330)	—	187,043	—	(216,153)
Level 3	—	—	—	—	—	—
Total	$(28,266,221)	$(3,237,475)	$—	$44,546	$—	$(216,153)

Category	DoubleLine Shiller Enhanced CAPE®	DoubleLine Flexible Income Fund	DoubleLine Low Duration Emerging Markets Fixed Income Fund	DoubleLine Long Duration Total Return Bond Fund	DoubleLine Strategic Commodity Fund (Consolidated)	DoubleLine Global Bond Fund
Investments in Securities
Level 1
Short Term Investments	$51,035,424	$43,231,152	$11,533,492	$249,067	$6,388,725	$4,934,506
Common Stocks	—	39,410	150,391	—	—	—
Warrants	—	1,270	—	—	—	—
Total Level 1	51,035,424	43,271,832	11,683,883	249,067	6,388,725	4,934,506
Level 2
Collateralized Loan Obligations	973,389,205	188,005,486	—	—	—	—
US Government and Agency Obligations	798,388,051	44,475,586	—	10,964,836	—	43,716,741
Non-Agency Residential Collateralized Mortgage Obligations	620,981,275	175,041,055	—	—	—	—
Non-Agency Commercial Mortgage Backed Obligations	569,535,021	124,818,905	—	—	—	—
Asset Backed Obligations	327,872,413	40,325,949	—	—	—	—
Bank Loans	345,656,151	80,782,072	—	—	—	—
Foreign Corporate Bonds	324,985,725	67,150,251	200,850,119	—	—	—
US Corporate Bonds	280,017,465	43,896,416	—	—	—	—
US Government and Agency Mortgage Backed Obligations	108,830,065	76,241,250	—	32,551,388	—	—
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	18,673,996	24,785,640	31,982,822	—	—	70,269,527
Short Term Investments	126,875,634	47,063,033	—	—	200,044,406	—
Excrow Notes	—	752	—	—	—	—
Total Level 2	4,495,205,001	912,586,395	232,832,941	43,516,224	200,044,406	113,986,268
Level 3
Non-Agency Commercial Mortgage Backed Obligations	5,206,574	987,716	—	—	—	—
Non-Agency Residential Collateralized Mortgage Obligations	1,920,254	7,167,239	—	—	—	—
Common Stocks	703,130	304,112	—	—	—	—
Asset Backed Obligations	—	12,496,159	—	—	—	—
Bank Loans	—	107,387	—	—	—	—

Category	DoubleLine Shiller Enhanced CAPE®	DoubleLine Flexible Income Fund	DoubleLine Low Duration Emerging Markets Fixed Income Fund	DoubleLine Long Duration Total Return Bond Fund	DoubleLine Strategic Commodity Fund (Consolidated)	DoubleLine Global Bond Fund
Rights	$—	$5,301	$—	$—	$—	$—
Foreign Corporate Bonds	—	—	—	—	—	—
Warrants	—	—	—	—	—	—
Escrow Notes	—	—	—	—	—	—
Total Level 3	7,829,958	21,067,914	—	—	—	—
Total	$4,554,070,383	$976,926,141	$244,516,824	$43,765,291	$206,433,131	$118,920,774
Other Financial Instruments
Level 1
Futures Contracts	$—	$—	$—	$(126,668)	$—	$—
Total Level 1	—	—	—	(126,668)	—	—
Level 2
Excess Return Swaps	(398,242,756)	—	—	—	(1,021,857)	—
Forward Currency Exchange Contracts	—	—	—	—	—	(139,760)
Unfunded Loan Commitments	—	(80,056)	—	—	—	—
Total Level 2	(398,242,756)	(80,056)	—	—	(1,021,857)	(139,760)
Level 3	—	—	—	—	—	—
Total	$(398,242,756)	$(80,056)	$—	$(126,668)	$(1,021,857)	$(139,760)

Category	DoubleLine Infrastructure Income Fund	DoubleLine Shiller Enhanced International CAPE®	Doubleline Real Estate and Income Fund	Doubleline Emerging Markets Local Currency Bond Fund	Doubleline Income Fund	DoubleLine Multi-Asset Trend Fund (Consolidated)
Investments in Securities
Level 1
Short Term Investments	$12,198,729	$4,048,938	$1,705,032	$668,110	$6,676,975	$265,518
Affiliated Mutual Funds	—	3,887,539	—	—	—	9,699,012
Total Level 1	12,198,729	7,936,477	1,705,032	668,110	6,676,975	9,964,530
Level 2
Asset Backed Obligations	158,701,696	2,477,234	—	—	1,090,630	—
US Corporate Bonds	144,623,257	3,501,088	2,573,029	—	—	—
Foreign Corporate Bonds	53,279,187	3,147,643	524,972	1,215,732	—	—
Collateralized Loan Obligations	—	8,706,412	1,448,904	—	10,529,910	—
Short Term Investments	—	6,865,377	2,029,128	—	—	2,515,679
Non-Agency Residential Collateralized Mortgage Obligations	—	6,787,634	—	—	10,814,693	—
US Government and Agency Obligations	—	6,715,565	1,595,988	—	2,637,344	2,270,678
Non-Agency Commercial Mortgage Backed Obligations	—	5,496,313	1,615,962	—	10,163,543	—
US Government and Agency Mortgage Backed Obligations	—	1,165,168	—	—	2,596,797	—
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	—	167,586	—	7,047,156	—	—
Total Level 2	356,604,140	45,030,020	9,787,983	8,262,888	37,832,917	4,786,357

Category	DoubleLine Infrastructure Income Fund	DoubleLine Shiller Enhanced International CAPE®	Doubleline Real Estate and Income Fund	Doubleline Emerging Markets Local Currency Bond Fund	Doubleline Income Fund	DoubleLine Multi-Asset Trend Fund (Consolidated)
Level 3
Foreign Corporate Bonds	$2,064,521	$—	$—	$—	$—	$—
Asset Backed Obligations	—	—	—	—	5,247,789	—
Total Level 3	2,064,521	—	—	—	5,247,789	—
Total	$370,867,390	$52,966,497	$11,493,015	$8,930,998	$49,757,681	$14,750,887
Other Financial Instruments
Level 1	$—	$—	$—	$—	$—	$—
Level 2
Excess Return Swaps	—	(1,991,065)	(1,805,133)	—	—	(1,065,319)
Forward Currency Exchange Contracts	—	(1,928,862)	—	—	—	—
Total Level 2	—	(3,919,927)	(1,805,133)	—	—	—
Level 3	—	—	—	—	—	—
Total	$—	$(3,919,927)	$(1,805,133)	$—	$—	$(1,065,319)

See the Schedules of Investments for further disaggregation of investment categories.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

DoubleLine Flexible Income Fund	Fair Value as of 3/31/2022	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)(c)	Net Accretion (Amortization)	Purchases(a)	Sales(b)	Transfers Into Level 3(d)	Transfers Out of Level 3(d)	Fair Value as of 12/31/2022	Net Change in Unrealized Appreciation (Depreciation) on securities held at 12/31/2022(c)
Investments in Securities
Asset Backed Obligations	$18,148,394	$(404,145)	$(4,322,802)	$—	$806,374	$(1,731,662)	$—	$—	$12,496,159	$(4,202,443)
Non-Agency Residential Collateralized Mortgage Obligations	8,647,146	104,644	(550,093)	92,976	—	(1,127,434)	—	—	7,167,239	(477,814)
Non-Agency Commercial Mortgage Backed Obligations	1,134,911	2,554	(67,801)	6,622	—	(88,570)	—	—	987,716	(81,594)
Common Stocks	502,597	(2,247)	(244,498)	—	54,043	(5,783)	—	—	304,112	(207,675)
Bank Loans	108,383	334	(3,603)	3,269	—	(996)	—	—	107,387	(3,250)
Rights	—	—	5,301	—	—	—	—	—	5,301	5,301
Collateralized Loan Obligations	73,653	—	(18,385)	841	11,955	—	—	(68,064)	—	—
Warrants	1,287	—	(17)	—	—	—	—	(1,270)	—	—
Escrow Notes	—	—	—	—	—	—	—	—	—	—
Foreign Corporate Bonds	—	—	—	—	—	—	—	—	—	—

Total	$28,616,371	$(298,860)	$(5,201,898)	$103,708	$872,372	$(2,954,445)	$—	$(69,334)	$21,067,914	$(4,972,793)

DoubleLine Income Fund	Fair Value as of 3/31/2022	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)(c)	Net Accretion (Amortization)	Purchases(a)	Sales(b)	Transfers Into Level 3(d)	Transfers Out of Level 3(d)	Fair Value as of 12/31/2022	Net Change in Unrealized Appreciation (Depreciation) on securities held at 12/31/2022(c)
Investments in Securities
Asset Backed Obligations	$7,811,068	$(131,791)	$(2,084,252)	$(819)	$307,518	$(653,935)	$—	$—	$5,247,789	$(2,003,287)
Non-Agency Commercial Mortgage Backed Obligations	1,157,833	(97,758)	149,266	5,659	—	(1,215,000)	—	—	—	—

Total	$8,968,901	$(229,549)	$(1,934,986)	$4,840	$307,518	$(1,868,935)	$—	$—	$5,247,789	$(2,003,287)

(a)	Purchases include all purchases of securities, payups and corporate actions.
(b)	Sales include all sales of securities, maturities, and paydowns.
(c)

Any difference between Net Change in Unrealized Appreciation (Depreciation) and Net Change in Unrealized Appreciation (Depreciation) on securities held at December 31, 2022 may be due to a security that was not held or categorized as Level 3 at either period end.

(a)

Transfers into or out of Level 3 can be attributed to changes in the availability of pricing sources and/or in the observability of significant inputs used to measure the fair value of those instruments.

The following is a summary of quantitative information about Level 3 Fair Value Measurements:

DoubleLine Flexible Income Fund	Fair Value as of 12/31/2022	Valuation Techniques	Unobservable Input	Unobservable Input Values (Weighted Average)(e)	Impact to valuation from an increase to input
Asset Backed Obligations	$12,496,159	Market Comparables	Market Quotes	$45.42 - $84.55 ($61.34)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Non-Agency Residential Collateralized Mortgage Obligations	$7,167,239	Market Comparables	Market Quotes	$91.47 ($91.47)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Non-Agency Commercial Mortgage Backed Obligations	$987,716	Market Comparables	Market Quotes	$75.63 ($75.63)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Common Stocks	$304,112	Market Comparables	Market Quotes	$0.02 - $24.00 ($15.54)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Bank Loans	$107,387	Market Comparables	Market Quotes	$100.00 ($100.00)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Rights	$5,301	Intrinsic Value	Asset Sale Proceeds	$6.75 - $7.50 ($7.14)	Significant changes in asset sale proceeds would have resulted in direct changes in fair value of the security
Warrants	$—	Intrinsic Value	Underlying Equity Price	$0.00 ($0.00)	Significant changes in the Underlying Equity Price would have resulted in direct changes in the fair value of the security
Escrow Notes	$—	Income Approach	Expected Value	$0.00 ($0.00)	Significant changes in the expected value would have resulted in direct changes in the fair value of the security
Foreign Corporate Bonds	$—	Market Comparables	EBITDA Multiples	$0.00 ($0.00)	Significant changes in the EBITDA multiple would have resulted in direct changes in the fair value of the security

DoubleLine Income Fund	Fair Value as of 12/30/2022	Valuation Techniques	Unobservable Input	Unobservable Input Values (Weighted Average)(e)	Impact to valuation from an increase to input
Asset Backed Obligations	$5,247,789	Market Comparables	Market Quotes	$32.33 - $5.533.79 ($1,241.25)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security

(e)	Unobservable inputs were weighted by the relative fair value of the instruments.